FAIR VALUE MEASUREMENTS - Additional Information (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cost method strategic investments	$ 485	$ 455